ACCOUNTS RECEIVABLE, NET (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 273,106,542		¥ 104,627,444
Allowance for doubtful accounts	(4,549,366)		(3,307,381)	¥ (3,288,535)	¥ (228,146)
Accounts receivable, net	¥ 268,557,176	$ 42,142,481	¥ 101,320,063